Environmental Liabilities	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Environmental Liabilities
16.	ENVIRONMENTAL LIABILITIES

The following tables show the movements in environmental liabilities for the years ended December 31, 2015 and 2014:

Year ended December 31, 2015 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities, January 1	172	67	239
Interest accretion	8	2	10
Expenditures	(8)	(11)	(19)
Revaluation adjustment	(24)	1	(23)

Environmental liabilities, December 31	148	59	207
Less: current portion	12	10	22

	136	49	185

Year ended December 31, 2014 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities, January 1	201	65	266
Interest accretion	9	2	11
Expenditures	(5)	(13)	(18)
Revaluation adjustment	(33)	13	(20)

Environmental liabilities, December 31	172	67	239
Less: current portion	8	10	18

	164	57	221

The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2015 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	168	61	229
Less: discounting accumulated liabilities to present value	20	2	22

Discounted environmental liabilities	148	59	207

December 31, 2014 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	195	70	265
Less: discounting accumulated liabilities to present value	23	3	26

Discounted environmental liabilities	172	67	239

At December 31, 2015, the estimated future environmental expenditures were as follows:

(millions of Canadian dollars)
2016	22
2017	25
2018	26
2019	28
2020	30
Thereafter	98

229

Hydro One records a liability for the estimated future expenditures for land assessment and remediation and for the phase-out and destruction of PCB-contaminated mineral oil removed from electrical equipment when it is determined that future environmental remediation expenditures are probable under existing statute or regulation and the amount of the future expenditures can be reasonably estimated.

There are uncertainties in estimating future environmental costs due to potential external events such as changes in legislation or regulations, and advances in remediation technologies. In determining the amounts to be recorded as environmental liabilities, the Company estimates the current cost of completing required work and makes assumptions as to when the future expenditures will actually be incurred, in order to generate future cash flow information. A long-term inflation rate assumption of approximately 2% has been used to express these current cost estimates as estimated future expenditures. Future expenditures have been discounted using factors ranging from approximately 2.0% to 6.3%, depending on the appropriate rate for the period when expenditures are expected to be incurred. All factors used in estimating the Company’s environmental liabilities represent management’s best estimates of the present value of costs required to meet existing legislation or regulations. However, it is reasonably possible that numbers or volumes of contaminated assets, cost estimates to perform work, inflation assumptions and the assumed pattern of annual cash flows may differ significantly from the Company’s current assumptions. In addition, with respect to the PCB environmental liability, the availability of critical resources such as skilled labour and replacement assets and the ability to take maintenance outages in critical facilities may influence the timing of expenditures.

PCBs

The Environment Canada regulations, enacted under the Canadian Environmental Protection Act, 1999, govern the management, storage and disposal of PCBs based on certain criteria, including type of equipment, in-use status, and PCB-contamination thresholds. Under current regulations, Hydro One’s PCBs have to be disposed of by the end of 2025, with the exception of specifically exempted equipment. Contaminated equipment will generally be replaced, or will be decontaminated by removing PCB-contaminated insulating oil and retro filling with replacement oil that contains PCBs in concentrations of less than 2 ppm.

The Company’s best estimate of the total estimated future expenditures to comply with current PCB regulations is $168 million (2014 – $195 million). These expenditures are expected to be incurred over the period from 2016 to 2025. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2015 to reduce the PCB environmental liability by $24 million (2014 – $33 million).

Land Assessment and Remediation

The Company’s best estimate of the total estimated future expenditures to complete its land assessment and remediation program is $61 million (2014 – $70 million). These expenditures are expected to be incurred over the period from 2016 to 2023. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2015 to increase the land assessment and remediation environmental liability by $1 million (2014 – $13 million).